Financial assets and financial liabilities	9 Months Ended
Sep. 30, 2021
Financial assets and financial liabilities
Financial assets and financial liabilities

10. Financial assets and financial liabilities

Fair values of cash and cash equivalents, trade receivables, trade payables, and other current liabilities approximate their carrying amounts largely due to the short-term maturities of these instruments.

There were no transfers between Level 1 and Level 2 fair value measurements and no transfers into or out of Level 3 fair value measurements during the nine months ended September 30, 2021 and 2020.